UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $62,413 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2743    52125 SH       SOLE                    52125
ACCENTURE LTD                  COM              G1151C101     4189    69325 SH       SOLE                    69325
ALTRIA GROUP INC               COM              02209S103      578    21900 SH       SOLE                    21900
AMERISOURCEBERGEN CORP         COM              03073E105      282     6805 SH       SOLE                     6805
APPLE INC COM                  COM              037833100     4543    13535 SH       SOLE                    13535
AUTOMATIC DATA PROCESSING      COM              053015103      371     7035 SH       SOLE                     7035
BECTON DICKINSON               COM              075887109     1892    21955 SH       SOLE                    21955
BERKSHIRE HATHAWAY 'B'         COM              084670702     3707    47900 SH       SOLE                    47900
CHECK POINT                    COM              M22465104     4189    73680 SH       SOLE                    73680
CISCO SYSTEMS                  COM              17275R102      354    22649 SH       SOLE                    22649
CSG SYS INTL                   COM              126349109      339    18345 SH       SOLE                    18345
EXXON MOBIL CORP               COM              30231G102      293     3600 SH       SOLE                     3600
FRANKLIN RES INC               COM              354613101     2061    15700 SH       SOLE                    15700
GENERAL DYNAMICS               COM              369550108     2605    34960 SH       SOLE                    34960
GILEAD SCIENCES                COM              375558103     1865    45030 SH       SOLE                    45030
GOOGLE INC CL A                COM              38259P508     2827     5582 SH       SOLE                     5582
GRAINGER WW                    COM              384802104     1710    11132 SH       SOLE                    11132
HARRIS CORP                    COM              413875105     2987    66300 SH       SOLE                    66300
HEWLETT PACKARD                COM              428236103      514    14118 SH       SOLE                    14118
HILL ROM HLDGS                 COM              431475102     1460    31720 SH       SOLE                    31720
HOME DEPOT                     COM              437076102      256     7081 SH       SOLE                     7081
INTEL CORP.                    COM              458140100      220     9920 SH       SOLE                     9920
INTL BUS. MACHINES             COM              459200101      429     2500 SH       SOLE                     2500
JOHNSON CONTROLS               COM              478366107      208     5000 SH       SOLE                     5000
KRAFT FOODS                    COM              50075N104      778    22080 SH       SOLE                    22080
MCKESSON CORP                  COM              58155Q103     3007    35950 SH       SOLE                    35950
MICROSOFT                      COM              594918104     3310   127315 SH       SOLE                   127315
MINNESOTA MNG.                 COM              88579Y101      206     2170 SH       SOLE                     2170
NIKE INC CLASS B               COM              654106103     2611    29020 SH       SOLE                    29020
NORDSON CORP                   COM              655663102     1094    19940 SH       SOLE                    19940
PEPSICO INC.                   COM              713448108     2379    33785 SH       SOLE                    33785
PHILIP MORRIS INTL             COM              718172109     1462    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      248     3897 SH       SOLE                     3897
QUALCOMM                       COM              747525103     1770    31170 SH       SOLE                    31170
TEX INSTRUMENTS INC            COM              882508104      236     7200 SH       SOLE                     7200
TOTAL SYSTEM SERVICES          COM              891906109      373    20060 SH       SOLE                    20060
VARIAN MED SYS                 COM              92220P105     1405    20065 SH       SOLE                    20065
VISA INC                       COM              92826C839     2575    30560 SH       SOLE                    30560
WAL-MART STORES                COM              931142103      327     6158 SH       SOLE                     6158
WIKI GROUP INC COM             COM              967734302        9   300000 SH       SOLE                   300000